Derivative Instruments and Hedging Activities (Assets and LIabilities - Designated vs. Not Designated Hedging Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative Asset, Noncurrent	$ 374	$ 148
Derivative Asset, Current	271	85
Total asset derivatives	645	233
Total liability derivatives	474	384
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	340	92
Total liability derivatives	116	333
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	305	141
Total liability derivatives	358	51
Interest Rate Contract
Derivatives, Fair Value [Line Items]
Total asset derivatives	314	53
Total liability derivatives	6	294
Interest Rate Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	313	53
Total liability derivatives	6	288
Interest Rate Contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	1	0
Total liability derivatives	0	6
Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Total asset derivatives	0	5
Total liability derivatives	42	11
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	0	5
Total liability derivatives	42	11
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	0	0
Total liability derivatives	0	0
Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Total asset derivatives	86	137
Total liability derivatives	20	35
Foreign Exchange Contract [Member] | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	27	28
Total liability derivatives	9	23
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	59	109
Total liability derivatives	11	12
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Total asset derivatives	245	38
Total liability derivatives	406	44
Commodity Contract [Member] | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	0	6
Total liability derivatives	59	11
Commodity Contract [Member] | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	245	32
Total liability derivatives	$ 347	$ 33